INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets, Net	$ 248,585	$ 298,085
Amortization expense	$ 49,500	$ 49,771